Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Cohen & Steers REIT ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 10.0%
Alexandria Real Estate Equities, Inc. ....... 370,070 $ 36,026,315
Welltower, Inc. ...................... 1,178,892 160,895,180
196,921,495
Hotel & Resort REITs — 1.5%
Host Hotels & Resorts, Inc. ............. 1,769,488 29,568,144
Industrial REITs — 9.9%
Prologis, Inc. ....................... 1,441,440 171,891,720
Rexford Industrial Realty, Inc. ........... 584,122 23,750,400
195,642,120
Office REITs — 1.4%
BXP, Inc. ......................... 370,104 27,069,407
Residential REITs — 19.2%
American Homes 4 Rent , Class A ......... 808,491 27,998,043
AvalonBay Communities, Inc. ........... 316,459 70,098,833
Equity LifeStyle Properties, Inc. .......... 464,593 30,407,612
Equity Residential ................... 779,908 55,084,902
Essex Property Trust, Inc. .............. 151,986 43,250,656
Invitation Homes, Inc. ................. 1,347,422 41,972,195
Mid-America Apartment Communities, Inc. ... 277,422 42,329,049
Sun Communities, Inc. ................ 283,753 35,894,755
UDR, Inc. ......................... 753,474 31,450,005
378,486,050
Retail REITs — 14.3%
Federal Realty Investment Trust .......... 206,381 22,419,168
Kimco Realty Corp. .................. 1,619,449 36,356,630
Realty Income Corp. .................. 1,561,581 85,324,786
Regency Centers Corp. ............... 414,903 29,806,631
Simon Property Group, Inc. ............. 624,338 108,547,405
282,454,620
Security
Shares
Shares Value
Specialized REITs — 43.6%
American Tower Corp. ................ 773,734 $ 143,102,103
Crown Castle, Inc. ................... 862,694 77,021,320
Digital Realty Trust, Inc. ............... 626,973 102,735,796
Equinix, Inc. ....................... 184,013 168,125,318
Extra Space Storage, Inc. .............. 468,142 72,093,868
Iron Mountain, Inc. ................... 645,992 65,613,407
Lamar Advertising Co. , Class A .......... 223,725 28,283,315
Public Storage ...................... 284,082 84,792,795
SBA Communications Corp. ............ 244,943 48,390,939
VICI Properties, Inc. .................. 2,319,853 69,062,024
859,220,885
Total Long-Term Investments — 99 .9%
(Cost: $ 1,828,458,344 ) ............................ 1,969,362,721
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35%
(a) (b)
................. 3,304,727 3,304,727
Total Short-Term Securities — 0 .2%
(Cost: $ 3,304,727 ) ............................... 3,304,727
Total Investments — 100 .1%
(Cost: $ 1,831,763,071 ) ............................ 1,972,667,448
Liabilities in Excess of Other Assets — (0.1) % ............. (1,572,493)
Net Assets — 100.0% ...............................
$ 1,971,094,955
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 9,052
(b)
$ — $ (9,052) $ — $ — — $ 13,694
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,174,840 1,129,887
(b)
— — — 3,304,727 3,304,727 135,393 —
$ (9,052) $ — $ 3,304,727 $ 149,087 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Cohen & Steers REIT ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 42 03/21/25 $ 1,531 $ 40,172
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,969,362,721 $ — $ — $ 1,969,362,721
Short-Term Securities
Money Market Funds ...................................... 3,304,727 — — 3,304,727
$ 1,972,667,448 $ — $ — $ 1,972,667,448
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 40,172 $ — $ — $ 40,172
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust